OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 1,994	$ 2,044
Services provided under warranty	(2,086)	(2,100)
Changes in provision	2,494	2,050
Balance as of end of year	$ 2,402	$ 1,994